PAYMENTS MADE UNDER PROTEST - Narrative (Details) R in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014 respondent	Jun. 30, 2024 ZAR (R) summons legalProceeding	Jun. 30, 2023
Disclosure of contingent liabilities [line items]
Number of legal proceedings | legalProceeding		3
Number of summonses issued | summons		2
Number of respondents against whom Ergo does not seek any relief | respondent	4
Municipality interest rate on borrowings		15.30%	15.30%
Discount period		June 30, 2029	June 30, 2028
Summon, first
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R 74.0
Summon, second
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities		R 31.6